Supplemental guarantor consolidated statement of cash flows (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	$ 3,507	$ 20,027